Balances and transactions with related parties: Transactions (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related parties:
Revenue	$ 25,313,882	$ 18,784,661	$ 12,624,731
Technical assistance (Note 14.4)	(643,891)	(391,698)	(175,615)
Leasing	(5,457)	(6,467)
Autobuses de Oriente
Related parties:
Revenue	15,899	11,800	7,968
Autobuses Golfo Pacfico
Related parties:
Revenue	7,616	6,468	4,862
Coordinados de Mxico de Oriente, S. A. de C. V.
Related parties:
Revenue	189	162	164
Related parties
Related parties:
Leasing	$ (4,610)	(5,863)	(6,061)
Cleaning services		$ (12,307)	$ (11,848)